Aristotle Growth Equity Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communication Services - 11.4%(a)
Alphabet, Inc. - Class A	126,306	$17,643,685
Meta Platforms, Inc. - Class A	16,720	5,918,211
Netflix, Inc.	5,762	2,805,403
Take-Two Interactive Software, Inc.	26,085	4,198,381
		30,565,680

Consumer Discretionary - 15.1%
Amazon.com, Inc.(a)	122,243	18,573,601
Expedia Group, Inc.(a)	42,809	6,497,978
Home Depot, Inc.	21,558	7,470,925
O'Reilly Automotive, Inc.(a)	4,909	4,663,943
Tesla, Inc.(a)	13,433	3,337,832
		40,544,279

Consumer Staples - 4.6%
Constellation Brands, Inc. - Class A	6,866	1,659,856
Costco Wholesale Corp.	8,751	5,776,360
Darling Ingredients, Inc.(a)	77,299	3,852,582
Estee Lauder Cos., Inc. - Class A	7,680	1,123,200
		12,411,998

Financials - 5.4%
S&P Global, Inc.	7,213	3,177,471
Visa, Inc. - Class A	43,834	11,412,182
		14,589,653

Health Care - 12.3%
Adaptive Biotechnologies Corp.(a)	410,963	2,013,719
BioMarin Pharmaceutical, Inc.(a)	29,591	2,853,164
Bio-Techne Corp.	72,785	5,616,090
Dexcom, Inc.(a)	39,514	4,903,292
Guardant Health, Inc.(a)	70,919	1,918,359
IDEXX Laboratories, Inc.(a)	5,270	2,925,114
Thermo Fisher Scientific, Inc.	7,022	3,727,207
UnitedHealth Group, Inc.	10,132	5,334,194
Vertex Pharmaceuticals, Inc.(a)	9,039	3,677,879
		32,969,018

Industrials - 6.9%
AMETEK, Inc.	27,006	4,453,019
Chart Industries, Inc.(a)	15,654	2,134,110
Honeywell International, Inc.	16,469	3,453,714
Norfolk Southern Corp.	15,234	3,601,013
Quanta Services, Inc.	14,547	3,139,243
Uber Technologies, Inc.(a)	27,995	1,723,652
		18,504,751

Information Technology - 42.6%
Adobe, Inc.(a)	14,164	8,450,242
Apple, Inc.	148,116	28,516,773
Datadog, Inc. - Class A(a)	11,080	1,344,890
KLA Corp.	8,955	5,205,542
Microsoft Corp.	90,235	33,931,969
NVIDIA Corp.	35,402	17,531,778
ON Semiconductor Corp.(a)	49,724	4,153,446
ServiceNow, Inc.(a)	10,900	7,700,741
Synopsys, Inc.(a)	15,294	7,875,034
		114,710,415
TOTAL COMMON STOCKS (Cost $208,542,883)		264,295,794

REAL ESTATE INVESTMENT TRUSTS - 1.2%	Shares	Value
Alexandria Real Estate Equities, Inc.	11,283	1,430,346
Prologis, Inc.	12,770	1,702,241
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,908,208)		3,132,587

TOTAL INVESTMENTS - 99.5% (Cost $211,451,091)		$267,428,381
Other Assets in Excess of Liabilities - 0.5%		1,492,665
TOTAL NET ASSETS - 100.0%		$268,921,046

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.